Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets [abstract]
Disclosure of information for cash-generating units
The goodwill has been allocated to the cash generating units (“CGU”) as follows:

	As of December 31,
in 000€	2021	2020*	2019
CGU: MAT Software	3,241	3,241	3,241
CGU: e-Prototypy	743	749	800
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,755	4,445	4,683
CGU: MAT NV Manufacturing (Metal)	—	177	177
CGU: Engimplan	—	—	1,894
CGU: Materialise Motion*	1,175	1,175	—
Total	18,726	18,599	19,607

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.

Disclosure of reconciliation of changes in goodwill
The changes in the carrying value of the goodwill can be presented as follows for the years 2021, 2020 and 2019:

in 000€	Gross	Impairment	Total
At January 1, 2019	17,595	(104)	17,491
Additions	1,864	—	1,864
Currency translation	252	—	252
At December 31, 2019	19,711	(104)	19,607
Additions	1,175	—	1,175
Impairment	—	(1,367)	(1,367)
Currency translation	(816)	—	(816)
At December 31, 2020*	20,070	(1,471)	18,599
Additions	—	—	—
Impairment	—	(177)	(177)
Currency translation	304	—	304
At December 31, 2021	20,374	(1,648)	18,726

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.